Commitments and Contingencies - Lease Commitments (Details) $ in Thousands		12 Months Ended
	Dec. 30, 2015	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Lease Commitments
Contingent rental payments		$ 0	$ 0	$ 0
Rent and lease expense		60,800	$ 57,400	$ 50,100
Minimum rental amounts due under non-cancelable leases, Operating
2016		71,684
2017		44,645
2018		37,247
2019		30,135
2020		23,276
Thereafter		77,426
Total minimum payments		284,413
Minimum rental amounts due under non-cancelable leases capitalized leases
2016		13,874
2017		13,772
2018		6,992
2019		6,664
2020		5,862
Thereafter		14,526
Total minimum payments		61,690
Less amount represent interest		(16,618)
Capitalized lease obligation		45,072
Minimum rental amounts due under non-cancelable leases
2016		85,558
2017		58,417
2018		44,239
2019		36,799
2020		29,138
Thereafter		91,952
Total minimum payments		$ 346,103
Facility leases | Operating headquarters facility in Providence, Rhode Island
Facility capital lease
Period of base rent to calculate termination fee		6 months
Number of lease extension options | item		2
Period of each extension option		10 years
Useful life		P40Y
Facility leases | Facility in Las Vegas, Nevada
Sale and Leaseback Transactions
Sale-leaseback agreement term	P15Y